INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Reconciliation of the PRC statutory tax rate to the effective tax rate
Loss before provision for income tax	$ (778,130)	$ (224,623)	$ (50,653)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ (194,533)	$ (56,156)	$ (12,663)
Effect of non-deductible expenses and loss and super deduction expenses	108,961	2,466	(18,117)
Effect of income tax exemptions and preferential tax rates	(68,090)	(98,368)	(36,750)
Effect of income tax rate difference in other jurisdictions	97,306	60,806	97,058
Change in valuation allowance	453,348	21,355	39,800
Income tax expense / (benefit)	$ 396,992	$ (69,897)	$ 69,328